SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 2,859,273	$ 2,928,342	$ 751,071
Less: Accumulated depreciation	(1,200,388)	(956,549)	(460,923)
Property and equipment, net	1,658,885	1,971,793	290,148
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Total		426,836	295,502
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Total	78,037	82,549	64,263
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	21,101	20,607	22,304
Machinery [Member]
Property, Plant and Equipment [Line Items]
Total	1,258,029	1,241,778	106,080
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total	1,076,824	1,139,087	256,548
Property, Plant and Equipment, Other Types [Member]
Property, Plant and Equipment [Line Items]
Total	21,777	17,485	$ 6,374
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total	$ 403,505	$ 426,836